Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties [Abstract]
Summary of balances with the related parties
(a)	Balances with the related parties as of December 31, 2021 and 2022 are as follows:

Related party	Account	2021		2022
Investments in associates:
BNP Paribas Cardif Life Insurance	Other assets	~~W~~	61	38
”	Credit card loans		87	117
”	Deposits		14,870	18,745
”	Unused credit commitments		—	1
Partners 4th Growth Investment Fund	Deposits		10,096	742
Shinhan EZ General Insurance, Ltd. (*2)	Credit card loans		24	—
”	ACL		(2)	—
”	Other provisions		4	—
”	Deposits		1,455	—
Dream High Fund III (*1)	Deposits		4	—
Midas Dong-A Snowball Venture Fund 2	Deposits		350	—
Incorporated association Finance Saving Information Center	Deposits		16	2
Nomura-Rifa Private Real Estate Investment Trust No.19	Loans		11,880	11,880
”	Other assets		—	44
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Other assets		345	427
Korea Finance Security	Deposits		457	415
SHINHAN-CORE TREND GLOBAL FUND 1 (*1)	Unearned revenue		17	—
Hermes Private Investment Equity Fund	Deposits		246	218
Korea Credit Bureau	Deposits		1,394	721
Goduck Gangil1 PFV Co., Ltd	Loans		12,000	6,825
”	ACL		(52)	(20)
”	Deposits		—	3
SBC PFV Co., Ltd	Deposits		33,278	21,163
Sprott Global Renewable Private Equity Fund I	Deposits		176	100
IMM Global Private Equity Fund	Loans		800	800
”	ACL		(3)	(3)
”	Deposits		21,543	14,824
Goduck Gangil10 PFV Co., Ltd	Loans		7,600	3,100
”	ACL		(24)	(9)
”	Deposits		72,740	26,880
Shinhan Global Healthcare Fund 2	Deposits		1	1
One Shinhan Global Fund 1	Unearned revenue		104	—
IMM Special Situation 1-2 PRIVATE EQUITY FUND	Deposits		23	151
EDNCENTRAL Co.,Ltd.	Loans		19,739	—
”	Accrued income		9	—
”	Deposits		1	—
”	Unearned revenue		40	—
Future-Creation Neoplux Venture Capital Fund	Account receivables		3,919	3,949

Related party	Account	2021		2022
Investments in associates (continued):
Neoplux Market-Frontier Secondary Fund	Account receivables	~~W~~	954	904
Gyeonggi-Neoplux Superman Fund	Account receivables		620	623
Shinhan-Neoplux Energy Newbiz Fund	Account receivables		1,002	978
SHINHAN-NEO Core Industrial Technology Fund	Account receivables		—	124
KTC-NP Growth Champ 2011-2 Private Equity Fund	Account receivables		4,512	2,675
Neoplux No.3 Private Equity Fund	Account receivables		662	3,190
NV Station Private Equity Fund	Deposits		41	21
Korea Digital Asset Custody	Deposits		526	153
SW- S Fund	Deposits		115	112
Shinhan Smilegate Global PEF I	Unearned revenue		49	9
WaveTechnology co.Ltd	Deposits		99	41
SHINHAN-NEO Market-Frontier 2nd Fund	Account receivables		513	513
iPIXEL Co.,Ltd.	Loans		55	—
”	Deposits		651	225
CJL No.1 Private Equity Fund	Deposits		779	603
NewWave 6th Fund	Account receivables		—	849
Nova New Technology Investment Fund No.1	Deposits		357	215
DS Power Semicon Private Equity Fund	Deposits		—	100
Genesis No.1 Private Equity Fund	Deposits		—	19
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Deposits		—	59
Newlake Growth Capital Partners2 PEF	Deposits		—	353
Logisvalley Shinhan REIT Co.,Ltd.	Loans		—	43,000
”	ACL		—	(28)
”	Account receivables		—	81
”	Deposits		—	1,421
Shinhan-Albatross tech investment Fund	Deposits		—	3,402
Shinhan Global Active REIT Co.Ltd	Deposits		—	393
Shinhan VC tomorrow venture fund 1	Account receivables		—	850
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1	Accrued income		—	1
SH Global Net Zero Solution Security Investment Trust	Accrued income		—	2
SEOKWANG T&I	Deposits		—	1
Shinhan Time 1st Investment fund	Deposits		—	238
DeepBlue No.1 Private Equity Fund	Deposits		—	400
Key management personnel and their immediate relatives:	Loans		6,149	6,561

	Assets		70,850	87,471

	Liabilities	~~W~~	159,432	91,731

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.
(*2)
For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd.

Summary of transactions with the related parties
(b)	Transactions with the related parties for the years ended December 31, 2020, 2021 and 2022 are as follows:

Related party	Account	2020		2021	2022
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	3,390	3,023	1,890
”	Interest expense		(5)	(13)	(52)
”	General and administrative expenses		(4)	(2)	(1)
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		361	323	42
Shinhan EZ General Insurance, Ltd. (*4)	Fees and commission income		10	10	2
”	Reversal for credit loss		—	6	5
”	Other operating income		333	—
”	Interest expense		—	(1)	(1)
SM New Technology Business Investment Fund I (*2)	Fees and commission income		—	187	—
Partners 4th Growth Investment Fund	Interest expense		(4)	(11)	(12)
Shinhan-Albatross Technology Investment Fund	Fees and commission income		54	129	146
KDBC Midas Dong-A Snowball Venture Fund No.2	Interest expense		(2)	—	—
SHC-K2 Global Material Fund (*1)	Fees and commission income		19	—	—
Synergy-Shinhan Mezzanine New Technology Investment Fund (*1)	Fees and commission income		50	—	—
Shinhan-Midas Dong-A Secondary Fund	Fees and commission income		63	115	121
GX Shinhan interest 1st Private Equity Fund (*1)	Fees and commission income		454	—	—
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		361	271	181
SHC ULMUS Fund No.1 (*1)	Fees and commission income		39	—	—
Shinhan-PS Investment Fund No.1	Fees and commission income		20	20	15
Nomura-Rifa Private Real Estate Investment Trust No.19	Interest income		525	530	522
”	Other operating income		3	—	—

Related party	Account	2020		2021	2022
Investments in associates (continued):
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income	~~W~~	2,501	974	1,550
KOREA FINANCE SECURITY	Fees and commission income		10	8	6
”	Interest expense		(1)	(1)	—
ShinHan – Soo Young Entrepreneur Investment Fund	Fees and commission income		206	1,028	140
Shinhan-Rhinos 1 Fund (*3)	Fees and commission income		64	47	61
SHINHAN-CORE TREND GLOBAL FUND1 (*3)	Fees and commission income		100	106	—
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		240	240	118
One Shinhan Global Fund1	Fees and commission income		399	208	104
Open-Shinhan Portfolio Investment Association No. 1	Fees and commission income		59	59	—
FuturePlay-Shinhan TechInnovation Fund 1	Fees and commission income		218	241	227
Korea Credit Bureau	Fees and commission income		13	14	13
”	Interest expense		(12)	(9)	—
Goduck Gangil1 PFV Co., Ltd	Interest income		915	754	377
”	Reversal for credit loss		7	20	31
SBC PFV Co., Ltd	Fees and commission income		732	776	808
”	Interest expense		(5)	(14)	(23)
IMM Global Private Equity Fund	Interest income		25	23	29
”	Interest expense		(13)	(49)	(274)
”	Provision for credit loss		—	(1)	—
Goduck Gangil10 PFV Co., Ltd	Interest income		299	283	171
”	Fees and commission income		793	—	—
”	Interest expense		(4)	(78)	(738)
”	Provision for credit loss		(19)	(4)	14
IGIS PRIVATE REAL ESTATE TRUST NO.331 (*2)	Interest income		731	—	—
”	Other operating expense		(67)	—	—
”	Fees and commission income		478	—	—
COSPEC BIM tech (*2)	Interest income		—	41	—
”	Reversal(provision) for credit loss		(95)	95	—
Korea Omega Project Fund I	Fees and commission income		131	180	180

Related party	Account	2020		2021	2022
Investments in associates (continued):
New Green Shinhan Mezzanine Fund (*2)	Fees and commission income	~~W~~	42	334	—
Sparklabs-Shinhan Opportunity Fund 1	Fees and commission income		174	202	202
EDNCENTRAL Co.,Ltd.	Interest income		649	1,140	267
”	Fees and commission income		578	714	3,212
”	Other operating expense		(121)	—	—
Shinhan Western T&D Consignment Management Real Estate Investment Co., Ltd (*1)	Fees and commission income		300	—	—
Kakao-Shinhan 1st TNYT Fund	Fees and commission income		165	386	386
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment (*2)	Interest income		9	1	—
”	Fees and commission income		44	5,474	—
Future-Creation Neoplux Venture Capital Fund	Interest income		14	31	74
”	Fees and commission income		116	308	53
Neoplux Market-Frontier Secondary Fund	Fees and commission income		416	954	904
Gyeonggi-Neoplux Superman Fund	Fees and commission income		149	621	623
Shinhan-Neoplux Energy Newbiz Fund	Fees and commission income		308	1,002	978
NewWave 6th Fund	Fees and commission income		303	1,210	1,014
SHINHAN-NEO Core Industrial Technology Fund	Fees and commission income		3	498	498
KTC-NP Growth Champ 2011-2 Private Equity Fund	Interest income		5	26	59
”	Fees and commission income		86	—	—
Neoplux No.3 Private Equity Fund	Fees and commission income		748	2,433	3,190
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45 (*3)	Fees and commission income		1,412	83	—
CREDIAN T&F 2020 CORPORATE FINANCIAL STABILITY PRIVATE EQUITY FUND (*1)	Interest expense		(1)	—	—
Shinhan Smilegate Global PEF I	Fees and commission income		—	189	49
SHINHAN-NEO Market-Frontier 2nd Fund	Fees and commission income		—	2,026	2,050

Related party	Account	2020		2021	2022
Investments in associates (continued):
Korea Digital Asset Custody	Interest expense	~~W~~	—	(2)	—
SWK-Shinhan New Technology Investment Fund 1st	Fees and commission income		—	41	76
Ulmus SHC innovation investment fund	Fees and commission income		—	63	94
iPIXEL Co.,Ltd.	Interest income		—	2	1
CJL No.1 Private Equity Fund	Interest expense		—	(2)	(7)
Reverent-Shinhan Vista Fund	Fees and commission income		—	90	40
Hermes Private Investment Equity Fund	Interest expense		—	(1)	—
Kiwoom-Shinhan Innovation Fund 2	Fees and commission income		—	115	279
ETRI Holdings-Shinhan 1st Unicorn Fund	Fees and commission income		—	32	100
Shinhan-Time mezzanine blind Fund	Fees and commission income		—	300	107
Shinhan VC tomorrow venture fund 1	Fees and commission income		—	419	3,400
JS Shinhan Private Equity Fund	Fees and commission income		—	250	587
Stonebridge-Shinhan Unicorn Secondary Fund	Fees and commission income		—	—	591
Shinhan-Kunicorn first Fund	Fees and commission income		—	—	261
Shinhan-Quantum Startup Fund	Fees and commission income		—	—	125
Shinhan Simone Fund I	Fees and commission income		—	—	78
ShinhanFitrin 1st Technology Business Investment Association	Fees and commission income		—	—	59
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Interest expense		—	—	(1)
Logisvalley Shinhan REIT Co.,Ltd.	Interest income		—	—	1,018
”	Fees and commission income		—	—	458
”	Interest expense		—	—	(1)
”	Provision(reversal) for credit loss		—	—	(28)
Shinhan-Albatross tech investment Fund	Interest expense		—	—	(7)
Shinhan-Dev healthcare Fund I	Fees and commission income		—	—	66
Shinhan-Cognitive Start-up Fund L.P.	Fees and commission income		—	—	192
Global Commerce Fund	Fees and commission income		—	—	10
Shinhan-HGI Social Enterprise Fund	Fees and commission income		—	—	27

Related party	Account	2020		2021	2022
Investments in associates (continued):
Shinhan-WWG Energy Fund New Technology Venture Investment Fund	Fees and commission income	~~W~~	—	—	22
IGIS-Shinhan New Technology Fund 1	Fees and commission income		—	—	36
Shinhan-G.N.Tech Smart Innovation Fund	Fees and commission income		—	—	81
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1	Fees and commission income		—	—	6
SH Global Net Zero Solution Security Investment Trust	Fees and commission income		—	—	82
Newlake Growth Capital Partners2 PEF	Interest expense		—	—	(1)
Shinhan Global Active REIT Co.Ltd	Interest expense		—	—	(1)
DeepBlue No.1 Private Equity Fund	Interest expense		—	—	(2)
DS SHINHAN Content Investment Fund 1	Fees and commission income		—	—	18
Shinhan Time 1st Investment fund	Fees and commission income		—	—	4
SHINHAN SGC ESG Fund No.1	Fees and commission income		—	—	5
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund	Fees and commission income		—	—	4
Shinhan-iSquare Venture Fund 1st	Fees and commission income		—	—	3
Key management personnel and their immediate relatives
Interest income			126	122	205

		~~W~~	18,897	28,589	27,198

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2020.
(*2)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.
(*3)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.
(*4)
For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd. The transaction amount for the years ended December 31, 2020, 2011 and 2022 is the amount before being incorporated into the consolidation target.

Summary of key management personnel compensation
(c)	Key management personnel compensation
Key management personnel compensation for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Short-term employee benefits	~~W~~	23,468	23,972	27,591
Severance benefits		651	686	817
Share-based payment transactions (*)		2,628	13,886	9,777

	~~W~~	26,747	38,544	38,185

(*)	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.

Summary of the guarantees provided between the related parties
(d)	The guarantees provided between the related parties as of December 31, 2021 and 2022 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2021		2022	Account
Shinhan Bank	BNP Paribas Cardif Life Insurance	~~W~~	10,000	10,000	Unused loan limit
”	Key Management Personnel		1,607	2,143	”
Shinhan Card	BNP Paribas Cardif Life Insurance		913	883	Unused credit line
”	Shinhan EZ General Insurance, Ltd. (*)		226	—	”
The Group	Structured entities		207,078	296,118	Purchase agreement

		~~W~~ 219,824		309,144

(*)
For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd.

Summary of details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2021 and 2022 are as follows:

			Amount of assets pledged
Provided to	Provided by	Pledged assets	2021		2022
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	12,000	12,400
	iPIXEL Co.,Ltd.	Electronic credit guarantee		190	190
	Logisvalley Shinhan REIT Co.,Ltd.	Collateral trust		—	51,600
	Key Management Personnel	Properties		10,012	8,073
	”	Deposits and etc.		2,011	1,306
	”	Guarantee		375	3,092

				12,398	12,471

			~~W~~	24,588	76,661

Summary of significant loan transactions with related parties
(f)	Details of significant loan transactions with related parties as of December 31, 2021 and 2022 are as follows:

		December 31, 2021
Classification	Company	Beginning		Execution	Collection	Others (*)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust No.19	~~W~~	11,973	—	—	(93)	11,880
	IGIS PRIVATE REAL ESTATE TRUST NO.331		9,688	—	(9,769)	81	—
	EDNCENTRAL Co.,Ltd.		19,381	—	—	358	19,739
	Goduck Gangil1 PFV Co., Ltd.		24,000	—	(12,000)	—	12,000
	Goduck Gangil10 PFV Co., Ltd.		9,400	600	(2,400)		7,600
	IMM Global Private Equity Fund		800	—	—	—	800
	COSPEC BIM tech		151	—	—	(151)	—
	iPIXEL Co.,Ltd.		—	71	—	(16)	55
Key Management Personnel			5,146	5,315	(4,311)	—	6,150

	Total	~~W~~	80,539	5,986	(28,480)	179	58,224

(*)	The effect on changes in allowance for credit loss is included.

		December 31, 2022
Classification	Company	Beginning		Execution	Collection	Others (*)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust No.19	~~W~~	11,880	—	—	—	11,880
	EDNCENTRAL Co.,Ltd.		19,739	—	(20,000)	261	—
	Goduck Gangil1 PFV Co., Ltd.		12,000	—	(5,175)	—	6,825
	Goduck Gangil10 PFV Co., Ltd.		7,600	—	(4,500)	—	3,100
	IMM Global Private Equity Fund		800	—	—	—	800
	iPIXEL Co.,Ltd.		55	—	—	(55)	—
	Logisvalley Shinhan REIT Co.,Ltd.		—	43,000	—	—	43,000
Key Management Personnel			6,150	4,590	(4,177)	—	6,563

	Total	~~W~~	58,224	47,590	(33,852)	206	72,168

(*)	The effect on changes in allowance for credit loss is included.